ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net of provision for doubtful accounts

	December 31,	December 31,
	2024	2023
Accounts receivable	$29,375,358	$39,500,254
Less: Provision for doubtful accounts	(25,711,852)	(13,417,481)
Accounts receivable, net	$3,663,506	$26,082,773

Schedule of movement of allowance for doubtful accounts

	December 31,	December 31,
	2024	2023
Balance at beginning of the year	$13,417,481	$17,681,792
Charge to expenses	22,911,671	—
Reversal of expenses	—	(702,156)
Writing off of accounts receivable	(10,068,481)	(3,067,433)
Foreign exchange loss	(548,819)	(494,722)
Balance at end of the year	$25,711,852	$13,417,481